VARIFLEX® LS VARIABLE ANNUITY
May 1, 2021
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Variable Annuity Account VIII
Updating Summary Prospectus for Existing Investors
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the Variflex LS Variable Annuity—an individual flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non‑tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 401, 402A, 403(b), 408, 408A or 457 of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Updating Summary Prospectus is used with current Contract Owners.
The Prospectus for the Contract contains information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://dfinview.com/SecurityBenefit/TAHD/814121208?site=PSBL. You can also obtain this information at no cost by calling 1‑800‑888‑2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

Special Terms

Company	Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us”
Contract	The flexible premium deferred variable annuity contract described in this Summary Prospectus
Contract Date
The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. The Contract Date is usually the date that your initial Purchase Payment is credited to the Contract

Contract Value	The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date
Fixed Account
An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.

Owner	The person entitled to the ownership rights under the Contract and in whose name the Contract is issued
Purchase Payment	An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract
Separate Account	The SBL Variable Annuity Account VII, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund
Subaccount	A division of the Separate Account which invests in a corresponding Underlying Fund
Underlying Fund	A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount

Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since May 1, 2020, the date of the last Prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
Changes are reflected in the “Ongoing Fees and Expenses (annual charges)” portion of the table in “Important Information You Should Consider About the Contract” and in Appendix A – Underlying Funds Available Under the Contract.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.			Fee Table – Examples
Transaction Charges	There are also no charges for other contract transactions.			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table – Examples Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Account Administration Charge Appendix A – Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.40%	1.40%
	Investment options[2] (Underlying Fund fees and expenses)	0.69%	3.98%
1 As a percentage of Contract Value allocated to the Separate Account. 2 As a percentage of Underlying Fund average net assets. There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,847.83	Highest Annual Cost: $4,082.43
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Base Contract charge and Underlying Fund fees and expenses
• No advisory fees
• No additional Purchase Payments, transfers or withdrawals
• No Contract loans

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Base Contract charge and Underlying Fund fees and expenses
• No advisory fees
• No additional Purchase Payments, transfers or withdrawals
• No Contract loans

	RISKS			Location in Prospectus
Risk of Loss	• You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract The Contract – General
Not a Short‑Term Investment
• This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Withdrawals may reduce or terminate Contract guarantees.
• Tax deferral is more beneficial to investors with a long time horizon.

Risks Associated with Investment Options
• An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
• Each investment option has its own unique risks.
• You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Investments
• Certain investment options may not be available under your Contract.
• Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.
• We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers
• We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.

The Contract – Allocation of Purchase Payments

The Contract—Transfers of Contract
Value – Frequent Transfer Restrictions

The Fixed Account – Transfers and Withdrawals from the Fixed Account

Other Information – Changes to Investments

Optional Benefits	• There are no optional benefits available under this Contract.	Not Applicable
	TAXES	Location in Prospectus
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
• Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information- Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121208?site=PSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. You may not be able to invest in certain Underlying Funds.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expense Ratio[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Large Cap Growth	American Century VP Ultra® – Class II Adviser: American Century Investment Management, Inc.	1.16%	49.55%	22.72%	17.68%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	1.13%	0.83%	8.67%	9.57%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.80%	12.16%	10.31%	9.68%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.06%	30.17%	15.96%	12.62%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.80%	13.25%	13.65%	12.47%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management Company	1.05%	13.66%	10.45%	6.43%
High Yield Bond	BlackRock High Yield V.I. – Class 3 Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.92%	7.01%	7.60%	6.31%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	1.03%	69.57%	25.58%	17.35%
Large Cap Growth	ClearBridge Variable Aggressive Growth – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	1.05%	17.73%	9.47%	12.69%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	0.81%	43.26%	19.84%	15.92%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.21%	1.88%	9.67%	9.13%
Specialty	Guggenheim VIF Alpha Opportunity Adviser: Security Investors, LLC	3.98%	0.27%	0.90%	4.87%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.38%	4.64%	6.95%	5.44%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.09%	2.21%	9.63%	9.21%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.73%	4.93%	2.19%	2.89%

Investment Type	Fund Adviser/Sub-Adviser	Current Expense Ratio[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.11%	12.59%	9.51%	8.17%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.29%	(0.97)%	6.84%	7.17%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.22%	4.30%	10.64%	8.46%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.38%	18.78%	14.85%	12.60%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.45%	37.87%	20.27%	15.31%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.39%	32.10%	17.14%	13.68%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.67%	31.82%	15.59%	13.10%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.92%	14.21%	6.59%	5.47%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.20%	6.65%	8.59%	6.31%
Large Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.18%	0.86%	6.73%	8.07%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.01%	(1.09)%	8.30%	9.18%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	40.24%	19.09%	15.62%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.83%	9.65%	8.61%	8.29%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.04%	(12.32)%	3.15%	4.96%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.73%	0.21%	0.70%	0.36%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.92%	5.97%	2.92%	2.52%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.98%	14.46%	9.43%	13.09%
International Equity	Invesco V.I. International Growth – Series II Adviser: Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.94%	9.33%	7.55%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.16%	19.63%	12.59%	11.85%
Large Cap Value	Invesco V.I. Value Opportunities – Series II Adviser: Invesco Advisers, Inc.	1.40%	5.33%	8.85%	8.20%

Investment Type	Fund Adviser/Sub-Adviser	Current Expense Ratio[1]	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Capital Management, LLC	0.97%	19.18%	17.92%	14.97%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.23%	12.71%	9.34%	5.71%
Mid Cap Value	MFS® VIT Mid Cap Value – Service Class Adviser: Massachusetts Financial Services Company	1.06%	3.67%	9.47%	10.58%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	9.52%	8.58%	8.07%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	5.62%	11.10%	8.93%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.18%	19.28%	12.78%	11.40%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates	1.375%	8.01%	7.95%	4.65%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Administrative Class Adviser: Pacific Investment Management Company LLC	1.38%	1.35%	2.67%	(5.39)%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	0.94%	5.56%	4.77%	5.28%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.69%	2.99%	2.01%	1.79%
Inflation-Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.84%	10.59%	4.20%	2.59%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.29%	24.50%	11.64%	5.20%
1 Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2021. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Summary Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://dfinview.com/SecurityBenefit/TAHD/814121208?site=PSBL.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier C000028570